Intangible assets and goodwill - Disclosure of information for cash-generating units (Details)	Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Decreases in growth rate	0.0040
Increases in discount rate	0.0020
Decreases in perpetual growth rate	0.0030